STOCK BASED COMPENSATION (Details - Option Activity) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	171,176	140,980
Options outstanding, weighted average exercise price	$ 31.07	$ 29.47
Options outstanding, weighted average remaining contractual life	7 years 6 months	8 years 4 months 24 days	9 years 2 months 12 days
Options granted	0	33,334
Options granted, weighted average exercise price		$ 36.80
Options granted, weighted average remaining contractual life		9 years 7 months 6 days
Options exercised	$ 0	$ 0
Options forfeited or expired	(1,720)	(3,138)
Options forfeited or expired, weighted average exercise price	$ 23.64	$ 20.32
Options forfeited or expired, weighted average remaining contractual life	6 years	5 years 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	169,456	171,176	140,980
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 31.15	$ 31.07	$ 29.47
Options exercisable	147,977
Option exercisable, weighted average exercise price	$ 30.57
Options exercisable, weighted average remaining contractual life	7 years 4 months 24 days